     HSBC Investor Funds
HSBC Advisor Funds Trust

     HSBC Investor Core Plus Fixed Income Fund
HSBC Investor Intermediate Duration Fixed Income Fund
(the “Funds”)

     Supplement Dated June 1, 2009
to the Prospectus and Statement of Additional Information
dated February 27, 2009,
as supplemented to date

As of May 29, 2009, Richard Familetti is no longer a portfolio manager for the HSBC Investor Core Plus Fixed Income Portfolio and HSBC Investor Intermediate Duration Fixed Income Portfolio, the underlying portfolios in which the Funds invest. Accordingly, the first sentence under the sub-heading “HSBC Investor Core Plus Fixed Income Fund (Core Plus Fixed Income Portfolio) and HSBC Investor Intermediate Duration Fixed Income Fund (Intermediate Duration Fixed Income Portfolio):” on page 30 of the Funds’ Prospectus is deleted and replaced with the following:

Kim Golden, CFA, manages the Portfolios listed above and is primarily responsible for the day-to-day management of the Portfolios.

The Prospectus and SAI for the Funds are hereby further amended by deleting all other references to Mr. Familetti.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE